Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative instruments designated as hedges | Net investment hedge | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	$ (19,757)
(Gain) loss reclassified from AOCI into income	0
Derivative instruments designated as hedges | Cash flow hedges | Interest rate contracts | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	(30,310)	$ (3,969)	$ 5,337
(Gain) loss reclassified from AOCI into income	26,136	(6,228)	(5,273)
Derivative instruments designated as hedges | Fair value hedges | Interest rate contracts | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0	0	0
(Gain) loss reclassified from AOCI into income	0	0	0
Gain (loss) recognized in income	(2,199)	(1,930)	1,691
Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	13,386	(5,954)	21,263
Undesignated derivative instruments | Call spread overlay | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	1,573	118	(171)
Undesignated derivative instruments | Foreign exchange contracts | Other expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ 11,813	$ (6,072)	$ 21,434